SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-32548)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 105	[X]
and

REGISTRATION STATEMENT (NO. 811-05972) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 106	[X]

VANGUARD INTERNATIONAL EQUITY
INDEX FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filling pursuant to paragraph (b)
[X] on February 26, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 105 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 106 under the Investment Company Act of 1940, as amended (the “1940 Act”) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard International Equity Index Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February 26, 2016, the pending effective date of the Trust’s 103rd Post-Effective Amendment. By way of further background:

  Post-Effective Amendment No. 104 was filed under Rule 485(b)(1)(iii) on December 31, 2015, for the sole purpose of extending to January 30, 2016, the then-pending effective date of Post- Effective Amendment No. 103.
  Post-Effective Amendment No. 103 was filed under Rule 485(a) on November 2, 2015, for the purpose of changing the benchmark indexes for Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, and Vanguard Emerging Markets Stock Index Fund, each a series of the Trust. Post-Effective Amendment No. 103 originally requested that the Amendment become effective January 1, 2016.

This Post-Effective Amendment No. 105 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 103 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 29th day of January, 2016.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:___________/s/ F. William McNabb III*

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	January 29, 2016
Officer
F. William McNabb III
/s/ Emerson U. Fullwood*	Trustee	January 29, 2016
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	January 29, 2016
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	January 29, 2016
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	January 29, 2016
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	January 29, 2016
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	January 29, 2016
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	January 29, 2016
Scott C. Malpass
/s/ André F. Perold*	Trustee	January 29, 2016
André F. Perold
/s/ Peter F. Volanakis*	Trustee	January 29, 2016
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	January 29, 2016
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see File Number 2-17620, Incorporated by Reference.